Derivative Financial Instruments, Open commodity contracts (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives fair value [Line Items]
Fair value	$ (1)	$ 12
Notional value	229	110
Open commodity contract [Member] | Gasoline [Member]
Derivatives fair value [Line Items]
Fair value	(7)	12
Notional value	56	34
Notional volumes (in gallons)	20,000,000	12,000,000
Maturity date, range start	January 2013	January 2012
Maturity date, range end	February 2013	February 2012
Open commodity contract [Member] | Heating oil [Member]
Derivatives fair value [Line Items]
Fair value	0	1
Notional value	38	54
Notional volumes (in gallons)	13,000,000	19,000,000
Maturity date, range end	January 2013	January 2012
Open commodity contract [Member] | Butane [Member]
Derivatives fair value [Line Items]
Fair value	5	(1)
Notional value	25	22
Notional volumes (in gallons)	14,000,000	12,000,000
Maturity date, range start	January 2013	January 2012
Maturity date, range end	February 2013	February 2012
Open commodity contract [Member] | Crude oil [Member]
Derivatives fair value [Line Items]
Fair value	1
Notional value	$ 110
Notional volumes (in gallons)	47,000,000
Maturity date, range start	February 2013
Maturity date, range end	March 2013